Parent Only Information (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheets
	As of December 31,
	2019	2020
	RMB	RMB	USD
			(Note 2)
ASSETS
Current assets
Cash and cash equivalents	140	181,262	27,780
Amount due from inter-company	69,624	235,086	36,029
Other current assets	284	979	150
Non-current assets
Investment in subsidiaries	1,909,366	1,623,395	248,796
TOTAL ASSETS	1,979,414	2,040,722	312,755

LIABILITIES AND EQUITY
Total current liabilities	11,513	40,409	6,194

Non-current liabilities:
Convertible bond	69,762	-	-
TOTAL LIABILITIES	81,275	40,409	6,194

EQUITY
Class A ordinary shares (nil and 400,000,000 authorized, 62,811,334 and 70,999,436 issued and outstanding as of December 31, 2019 and, 2020, with par value of US$0.0001)	44	49	7
Class B ordinary shares (nil and 100,000,000 authorized, nil and 9,452,407 issued and outstanding as of December 31, 2019 and, 2020, with par value of US$0.0001)	-	6	1
Additional paid-in capital	3,645,669	4,230,656	648,376
Accumulated deficit	(1,746,648)	(2,235,140)	(342,550)
Accumulated other comprehensive loss	(926)	4,742	727
TOTAL EQUITY	1,898,139	2,000,313	306,561
TOTAL LIABILITIES AND EQUITY	1,979,414	2,040,722	312,755

Schedule of condensed statements of operations and comprehensive loss
	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
				(Note 2)

Loss from operations	-	(11,110)	(42,702)	(6,544)
Loss from investment in subsidiaries	(429,592)	(780,040)	(445,790)	(68,320)
Net loss	(429,592)	(791,150)	(488,492)	(74,864)
Other comprehensive loss	(629)	91	5,668	869
Total Comprehensive loss	(430,221)	(791,059)	(482,824)	(73,995)

Schedule of condensed statements of cash flows
	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	USD
				(Note 2)

Net cash used in operating activities	-	(69,622)	(179,963)	(27,581)
Net cash used in investing activities	-	-	-	-
Net cash provided by financing activities	-	69,762	375,462	57,542
Reverse recapitalization	-	-	39,162	6,002
Equity financing through PIPE	-	-	336,300	51,540
Cash received from convertible bond	-	69,762	-	-
Net increase in cash and cash equivalents	-	140	177,862	27,259
Cash and cash equivalents at beginning of the year	-	-	140	21
Cash and cash equivalents at end of the year	-	140	178,002	27,280